Provisions (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of other provisions [abstract]
Schedule of Provisions
A summary of changes to the provisions is as follows:

	Reclamation and rehabilitation ⁽ᵃ⁾	Environmental fees ⁽ᵇ⁾	Health plan obligations ⁽ᶜ⁾	Other ⁽ᵈ⁾	Total
As at December 31, 2023	$15,984	$5,480	$11,864	$—	$33,328
Recognized in period (Note 6a)	1,690	—	—	—	1,690
Change in assumptions	226	61	204	—	491
Settlement of provisions	(599)	(44)	(702)	—	(1,345)
Accretion expense (Note 20)	957	43	1,171	—	2,171
Exchange difference	(2,106)	(744)	(1,684)	—	(4,534)
As at December 31, 2024	$16,152	$4,796	$10,853	$—	$31,801
Change in assumptions	(6,495)	(11)	716	2,258	(3,532)
Settlement of provisions	(120)	(38)	(734)	(239)	(1,131)
Accretion expense (Note 20)	1,045	—	1,029	—	2,074
Exchange difference	2,405	886	1,924	383	5,598
As at December 31, 2025	$12,987	$5,633	$13,788	$2,402	$34,810
Less: current portion	(671)	(5,311)	(767)	(859)	(7,608)
Non-current portion	$12,316	$322	$13,021	$1,543	$27,202

Schedule of Estimated Inflated Undiscounted Costs to be Incurred
As of December 31, 2025 and 2024, the Company estimated the inflated discounted and undiscounted costs to be incurred with respect to future mine closure and reclamation activities related to the existing mining operation as follows:

	December 31, 2025		December 31, 2024		December 31, 2025		December 31, 2024
	Discounted		Discounted		Undiscounted		Undiscounted
	USD	COP	USD	COP	USD	COP	USD	COP
	(expressed in millions)	(expressed in millions)	(expressed in millions)	(expressed in millions)	(expressed in millions)	(expressed in millions)	(expressed in millions)	(expressed in millions)
Marmato	$3.7	13,873	$3.3	14,558	$32.8	123,195	$10.4	45,700
Segovia	7.7	29,073	11.6	51,149	16.0	60,067	20.0	88,300
Soto Norte	1.6	5,859	1.3	5,742	10.4	38,917	9.1	40,100

Schedule of Assumptions Used to Determine the Decommissioning Provisions
The following table summarizes the assumptions used to determine the decommissioning provision:

	Expected date of expenditures	Inflation rate	Pre-tax risk-free rate
Marmato Mine	2043-2049	2.80%	12.90%
Segovia Operations	2026-2037	3.15%	12.91%
Soto Norte	2026-2068	3.11%	12.27%

Schedule of Provision Related to the Present Value of its Best Estimate of the Potential Liability	The Company has a provision related to the present value of its best estimate of the potential liability for these fees:

	December 31, 2025		December 31, 2024
	USD	COP	USD	COP
	(expressed in millions)	(expressed in millions)	(expressed in millions)	(expressed in millions)
Environmental fees potential liability	$5.6	21,150	$4.8	21,100